Note 15 - Short-term Notes Payable (Detail) - Short-term Notes Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash grant bridge note payable to a bank, with interest at 3-month LIBOR plus 2.75 basis points (3.28% at December 31, 2011); due February 2012, interest payable on due date; collateralized by wind farm project assets; loan was paid in full March 2012 upon receipt of the cash grant		$ 2,588,200	[1]
Note payable to bank, interest payable monthly at 5%, collateralized by certificates of deposit, due November 2012.	342,518	376,503	[1]	411,167
	$ 342,518	$ 2,964,703	[1]	$ 411,167

[1]	Derived from December 31, 2011 audited financial statements